Condensed financial information of the parent company (Details) - Schedule of parent company balance sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
CURRENT ASSETS
Cash in bank	¥ 355,020,149	$ 54,410,052	¥ 129,048,978
Short term investment	32,878,252	5,038,890
Total current assets	616,425,842	94,472,841	177,511,440
OTHER ASSETS
Total assets	1,172,421,685	179,684,237	563,498,513
OTHER LIABILITIES
Total liabilities	163,369,762	25,037,894	140,783,496
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, USD 0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding of December 31, 2019 and 2020, respectively			5,910
ordinary shares	13,095	2,007	13,095
Additional paid-in capital	932,368,293	142,893,882	168,166,990
Retained earnings	76,207,925	11,679,554	229,177,894
Accumulated other comprehensive income (loss)	(35,434,146)	(5,430,604)	3,097,741
Total shareholders’ equity	997,246,189	152,837,007	422,715,017
Total liabilities and shareholders’ equity	1,172,421,685	179,684,237	563,498,513
Parent Company [Member]
CURRENT ASSETS
Cash in bank	41,981,726	6,434,080	70,050,747
Restricted cash	13,088,949	2,006,000
Short term investment	32,878,252	5,038,890
Prepaid expenses	1,589,372	243,586
Other receivables-intercompany	345,178,017	52,901,656	63,037,292
Total current assets	434,716,316	66,624,212	133,088,039
OTHER ASSETS
Investment in subsidiaries	571,354,800	87,565,295	292,086,089
Total assets	1,006,071,116	154,189,507	425,174,128
CURRENT LIABILITIES
Shareholder loan	1,631,225	250,000	1,395,240
Other payables-intercompany	6,524,900	1,000,000
Total current payables	8,156,125	1,250,000	1,395,240
OTHER LIABILITIES
Non-current shareholder loan	668,802	102,500	1,063,871
Total liabilities	8,824,927	1,352,500	2,459,111
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, USD 0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding of December 31, 2019 and 2020, respectively			5,910
Additional paid-in capital	932,368,293	142,893,882	168,166,990
Retained earnings	76,207,925	11,679,554	229,177,894
Statutory reserves	24,003,483	3,678,752	22,201,382
Accumulated other comprehensive income (loss)	(35,434,146)	(5,430,604)	3,097,741
Total shareholders’ equity	997,246,189	152,837,007	422,715,017
Total liabilities and shareholders’ equity	1,006,071,116	154,189,507	425,174,128
Common Class A [Member] | Parent Company [Member]
SHAREHOLDERS’ EQUITY
ordinary shares	13,095	2,007	13,095
Common Class B [Member] | Parent Company [Member]
SHAREHOLDERS’ EQUITY
ordinary shares	¥ 87,539	$ 13,416	¥ 52,005